Contributed equity - Summary of equity - contributed equity (Detail) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Ordinary shares — fully paid, shares	483,523,934	332,850,784
Ordinary shares — fully paid	$ 117,457,171	$ 101,637,758